Commitments and Contingencies - Legal Description (Details)	12 Months Ended
Dec. 31, 2014
Star Epsilon And Star Kappa (Chartered by Ishar Overseas)
Vessels [Line Items]
Legal matters	In 2010, the Company commenced arbitration proceedings against Ishhar Overseas FZE of Dubai ('Ishhar') for repudiatory breach of the charter parties due to the nonpayment of charter hires related to Star Epsilon and Star Kappa. The Company sought damages for repudiations of the charter parties due to early redelivery of the vessels as well as unpaid hire of $1,949. The Company pursued an interim award for such nonpayment of charter hire and an award for the loss of charter hire for the remaining period under the charter. Claim submissions were filed. As of December 31, 2011, the Company determined that the above amount was not recoverable and recognized a provision for doubtful receivables of $1,949. Subsequently, a conditional settlement agreement was signed on September 5, 2012, under which the Company agreed to receive a cash payment of $5,000 in seventeen monthly installments. The first installment of $500 was received upon the execution of the settlement agreement and the next sixteen monthly installments, varying between $250 and $500, were received on the last day of each month beginning from September 30, 2012 and ending on December 31, 2013. During the years ended December 31, 2012 and 2013, the Company received $2,514 and $2,500, respectively, under the settlement agreement, which is included under "Other operational gain" in the accompanying consolidated statements of operations for the years ended December 31, 2012 and 2013 (Note 11).
Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)
Vessels [Line Items]
Legal matters	In February 2011, Korea Line Corporation ('KLC'), charterer at the time of the vessels Star Gamma and Star Cosmo, commenced rehabilitation proceedings in Seoul, Korea. Under the rehabilitation plan approved by KLC's creditors on October 14, 2011, the Company was entitled to receive $6,839, of which 37% is to be paid in cash over a period of ten years and the remaining 63% shall be converted into KLC's shares at a rate of one common share of KLC with par value of KRW 5,000 (approx. $0.0045 using the exchange rate as of December 31, 2014, KRW/usd 0.00091) for each KRW 100,000 (approx. $0.09 using the exchange rate as of December 31, 2014, KRW/usd 0.00091) of claim. Based on the terms of the rehabilitation plan, the shares of KLC will be restricted from trading for six months. The Company does not expect that it will have either control or significant influence over KLC as a result of the shares that it is entitled to receive under the terms of the rehabilitation plan. In addition, the Company entered into a direct agreement with KLC and received $172 in October 2011 and $172 in January 2013, as part of the due hire for Star Gamma. Finally, the Company entered into two tripartite agreements with KLC and the sub-charterers of the vessels Star Gamma and Star Cosmo, under which the Company received $86 from the Star Gamma sub-charter in December 2011 and $121 in March 2012 from the Star Cosmo sub-charterer. As of December 31, 2011, the Company determined that $498 of receivables were not recoverable due to the long term time period of KLC's rehabilitation plan and the uncertainty surrounding the continuation of KLC's operations and recognized a corresponding provision. On November 19, 2012, the Company received 11,502 shares (46,007 shares before split)of KLC as part of the rehabilitation plan described above for the vessel Star Gamma, which shares were sold the same date. The cash proceeds from the sale of the respective shares were $144. In December 2012, the Company also received $12 and $1 in cash, for Star Gamma and Star Cosmo, respectively, pursuant to the terms of the rehabilitation plan. The total amount of $157 is included under 'Other operational gain' in the consolidated statements of operations for the year ended December 31, 2012 (Note 11). In October 2013 the Company received $167 and $10 for Star Gamma and Star Cosmo, respectively, pursuant to the terms of the rehabilitation plan, and the total amount of $177 is included under 'Other operational gain' in the consolidated statements of operations for the year ended December 31, 2013 (Note 11). These amounts have been received as early payment of the cash component of the rehabilitation plan. The next tranche of 718 shares for the vessel Star Cosmo was released from lock up on June 4, 2013 and as of December 31, 2014, the shares had not been sold. In addition, in November, 2013, 24,196 and 983 shares were issued pursuant to the terms of the rehabilitation plan for Star Gamma and Star Cosmo, respectively, all of which had not been sold up to December 31, 2014.